Share-based Payment (Tables)	12 Months Ended
Mar. 31, 2019
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Significant Terms and Conditions of Stock Option Plan

The following table provides an overview of the significant terms and conditions of the stock option plan.

	Title of grantees	Exercise period	Requisite service period	Method of settlement
SMFG Stock Acquisition Rights	Directors, corporate auditors and executive officers of SMFG and SMBC	Not exceeding 30 years from the date of allocation of stock acquisition rights(1)	One year from the date of the ordinary general meeting of shareholders of SMFG to the closing of the next ordinary general meeting of shareholders of SMFG	Common stock of SMFG

(1)

A stock acquisition rights holder can exercise the rights from the day they are relieved of their positions either as a director, a corporate auditor or an executive officer (“Start of Exercise Date”) to 20 years from the Start of Exercise Date.

Number and Weighted Average Exercise Prices of Stock Options

The number and the weighted average exercise prices of stock options for the fiscal years ended March 31, 2019 and 2018 were as follows:

	For the fiscal year ended March 31,
	2019		2018
	Number of options(1)	Weighted average exercise price	Number of options(1)	Weighted average exercise price
Outstanding at beginning of period	1,003,000	¥1	1,180,000	¥1
Exercised	(103,600)	1	(174,700)	1
Forfeited or expired	—	—	(2,300)	1

Outstanding at end of period	899,400	¥1	1,003,000	¥1

Exercisable at end of period	498,600	¥1	463,100	¥1

(1)	Number of options is the number of SMFG’s common stock granted by the exercise of stock options.

Summarized Information about Stock Options Outstanding

Summarized information about stock options outstanding at March 31, 2019 and 2018 was as follows:

		At March 31,
		2019		2018
	Exercise price	Number of options	Remaining contractual lives in years	Number of options	Remaining contractual lives in years
SMFG Stock Acquisition Rights	¥1	899,400	24.3	1,003,000	25.3

Summary of Restricted Shares

The number of restricted shares and the fair value of restricted shares at the measurement date for the fiscal year ended March 31, 2019 and 2018 were as follows:

	For the fiscal year ended March 31,
	2019	2018
Outstanding at beginning of period	387,765	—
Allotted	326,330	387,765
Released	(11,892)	—
Forfeited	—	—

Outstanding at end of period	702,203	387,765

Fair value at measurement date	¥4,287	¥4,372